Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.3%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,223,104
Total Corporate Bonds (identified cost $2,609,516)		$ 2,223,104

Tax-Exempt Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Housing — 0.7%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$6,118	$ 5,960,543
Total Tax-Exempt Mortgage-Backed Securities (identified cost $6,031,644)		$ 5,960,543

Tax-Exempt Municipal Obligations — 83.1%
Security	Principal Amount (000's omitted)	Value
Education — 3.1%
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.77%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	$5,000	$ 4,919,750
California School Finance Authority, (Granada Hills Charter Obligated Group), 4.00%, 7/1/38(1)	465	442,317
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	602,405
5.00%, 8/1/38(1)	2,500	2,582,350
University of California, 4.00%, 5/15/40	5,000	5,014,850
University of California Medical Center, 5.00%, 5/15/47	11,240	12,576,998
		$ 26,138,670
Electric Utilities — 4.0%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/42	$6,525	$ 6,858,884
5.00%, 7/1/49	9,185	9,834,380
5.00%, 7/1/52	3,340	3,743,038
(SPA: TD Bank, N.A.), 3.90%, 7/1/57(3)	1,500	1,500,000
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Southern California Public Power Authority, CA, (Southern Transmission System), 5.25%, 7/1/53	$9,055	$ 10,393,148
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,583,541
		$ 33,912,991
General Obligations — 24.9%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,895,831
California:
4.00%, 3/1/37	11,500	12,225,880
4.55%, 12/1/37	1,000	1,102,830
5.00%, 11/1/42	10,000	11,495,100
Chico Unified School District, CA, 4.00%, 8/1/37	2,200	2,216,566
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,128,156
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,356,524
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	2,000	2,024,740
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	1,800	1,870,992
4.00%, 8/1/42	2,000	2,064,840
4.00%, 8/1/43	1,695	1,755,579
5.00%, 8/1/39	1,710	1,973,067
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	2,000	2,064,600
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,824,735
5.25%, 8/1/41	1,000	1,184,910
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,411,709
5.50%, 8/1/43	1,780	2,139,898
5.75%, 8/1/50	4,000	4,800,360
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,095	2,120,873
Los Angeles Community College District, CA, (Election of 2016):
5.00%, 8/1/25	7,500	7,790,025
5.00%, 8/1/26	4,750	5,071,480
5.00%, 8/1/27	12,000	13,140,120
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,790,440
Mariposa County Unified School District, CA, (Election of 2016), 5.00%, 8/1/43	1,265	1,323,405

Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	$3,780	$ 4,029,140
4.00%, 8/1/40	4,075	4,299,777
4.00%, 8/1/42	2,360	2,455,533
Monterey Peninsula Unified School District, CA, (Election of 2018), 4.00%, 8/1/43	3,550	3,694,237
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,555,649
5.25%, 8/1/41	2,440	2,864,755
5.25%, 8/1/42	2,000	2,341,600
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	1,000	1,054,140
4.00%, 9/1/39	2,200	2,307,998
4.00%, 9/1/40	1,300	1,357,005
4.00%, 9/1/41	1,100	1,143,351
4.00%, 9/1/42	1,250	1,294,900
4.25%, 9/1/45	595	619,722
Oceanside Unified School District, CA, (Election of 2020), 4.125%, 8/1/48	2,625	2,659,860
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/44	1,860	1,943,272
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	10,135,300
Pasadena Area Community College District, CA, 5.00%, 8/1/24	1,000	1,013,310
Puerto Rico:
0.00%, 7/1/33	377	235,388
5.625%, 7/1/27	1,500	1,587,780
5.625%, 7/1/29	3,045	3,307,205
San Bernardino Community College District, CA, (Election of 2018):
4.125%, 8/1/49	12,020	12,208,354
4.125%, 8/1/49	5,835	5,926,435
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/53	8,000	8,745,280
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,674,944
4.00%, 9/1/42	2,000	2,080,780
San Rafael City Elementary School District, CA, (Election of 2022), 4.00%, 8/1/42	1,240	1,283,598
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,751,492
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,508,366
Simi Valley Unified School District, CA, (Election of 2016), 4.00%, 8/1/48	3,500	3,536,295
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	$1,965	$ 2,037,076
4.00%, 8/1/43	2,400	2,458,176
4.00%, 8/1/44	2,640	2,694,701
4.25%, 8/1/50	2,170	2,221,711
5.00%, 8/1/39	1,545	1,844,869
5.00%, 8/1/40	1,000	1,182,950
Westminster School District, CA, (Election of 2016), 5.00%, 8/1/42	1,000	1,047,390
		$209,874,999
Hospital — 7.5%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,524,546
California Health Facilities Financing Authority, (Adventist Health System/West), (LOC: Barclays Bank PLC), 3.90%, 3/1/41(3)	3,000	3,000,000
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	6,920	7,009,614
5.00%, 8/15/51	4,620	5,093,134
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	9,096,973
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,537
5.00%, 11/15/35	1,050	1,050,735
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 11/1/47	10,000	12,318,600
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 5.00%, 8/15/43	5,000	5,026,500
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,032,124
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	215	228,708
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,077,340
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	807,920
5.00%, 11/1/26	500	506,840
Series 2017A, 5.00%, 11/1/25	800	813,704
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	436,394

Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Huntington Memorial Hospital), 4.00%, 7/1/48	$1,935	$ 1,943,088
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,091,140
University of California Medical Center, 5.00%, 5/15/41	5,000	5,196,800
		$ 62,989,697
Housing — 1.1%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,500,870
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	5,000	3,346,400
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	2,525	1,726,090
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,140,532
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,590,726
		$ 9,304,618
Industrial Development Revenue — 3.4%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$2,000	$ 2,059,860
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,000	4,008,880
(AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	11,000	11,022,110
California Pollution Control Financing Authority, (American Water Capital Corp.), 3.70% to 9/1/28 (Put Date), 8/1/40	4,000	4,069,240
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 4.25%, 7/1/43(1)	3,750	3,747,825
California Pollution Control Financing Authority, (Waste Management, Inc.):
2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,487,550
(AMT), 3.375%, 7/1/25	1,000	999,920
		$ 28,395,385
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	$300	$ 300,054
(NPFG), 5.00%, 7/1/24	130	130,023
(NPFG), 5.25%, 7/1/32	2,100	2,071,167
		$ 2,501,244
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 3.0%
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	$1,500	$ 1,798,185
Folsom Cordova Unified School District, CA, (AGM), 4.00%, 10/1/39	4,000	4,039,000
Galt Joint Union High School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,043,890
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,180,950
Lemoore Union Elementary School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/53	1,000	1,123,120
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	2,954,401
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,717,350
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,345,452
Ravenswood City School District, CA, (Election of 2022), (BAM), 4.50%, 8/1/48	85	89,888
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,138,540
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,381,450
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,732,697
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.125%, 8/1/42	1,000	1,036,550
		$ 25,581,473
Insured - Hospital — 0.7%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$5,530	$ 5,550,295
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	400	442,400
		$ 5,992,695
Insured - Special Tax Revenue — 0.9%
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	$1,000	$ 1,035,150
(BAM), 4.00%, 9/1/42	1,000	1,023,070
San Francisco City and County Redevelopment Agency, CA:
(AGM), 5.25%, 8/1/38	2,000	2,365,100
(AGM), 5.25%, 8/1/41	1,000	1,162,290
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Project), (AGM), 5.00%, 8/1/48	2,000	2,209,620
		$ 7,795,230

Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.2%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	$1,800	$ 1,797,858
		$ 1,797,858
Insured - Water and Sewer — 0.4%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,545	$ 3,578,890
		$ 3,578,890
Lease Revenue/Certificates of Participation — 1.2%
California State Public Works Board, 4.50%, 9/1/35	$9,800	$ 9,858,212
		$ 9,858,212
Other Revenue — 3.7%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$3,000	$ 3,189,360
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,380	4,861,493
Sustainability Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	10,020	10,854,967
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	4,055	4,055,446
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, Sustainability Bonds, 4.22%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	7,380	7,331,882
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	440,515
		$ 30,733,663
Senior Living/Life Care — 0.7%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	$3,790	$ 3,801,484
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	998,850
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(1)	490	489,995
Green Bonds, 5.00%, 11/15/46(1)	1,000	923,090
		$ 6,213,419
Solid Waste — 0.1%
Los Angeles, CA, Solid Waste Resources Revenue:
5.00%, 2/1/24	$800	$ 801,400
5.00%, 2/1/38	20	23,847
		$ 825,247
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.6%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,528,309
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	587,389
5.00%, 9/1/31	465	470,789
5.00%, 9/1/33	545	551,633
5.00%, 9/1/35	1,150	1,214,262
5.00%, 9/1/38	1,000	1,049,590
Series 2014, 5.00%, 9/1/32	450	455,540
Series 2014, 5.00%, 9/1/34	360	364,291
Series 2018, 5.00%, 9/1/32	625	661,275
Series 2018, 5.00%, 9/1/34	765	808,628
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	5,320	5,351,814
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	148,602
4.00%, 9/1/29	185	188,922
4.00%, 9/1/33	125	127,570
		$ 13,508,614
Transportation — 18.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.15%, (SIFMA + 0.28%), 4/1/56(2)	$2,500	$ 2,495,825
4.17%, (SIFMA + 0.30%), 4/1/56(2)	5,000	4,879,050
4.32%, (SIFMA + 0.45%), 4/1/56(2)	800	789,720
(LOC: Barclays Bank PLC), 3.90%, 4/1/55(3)	15,810	15,810,000
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,683,414
(AMT), 5.00%, 12/31/43	4,220	4,332,632
(AMT), 5.00%, 12/31/47	2,200	2,249,676
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,368,806
(AMT), 5.00%, 5/15/41	10,635	10,735,394
(AMT), 5.00%, 5/15/44	3,700	3,887,553
(AMT), 5.00%, 5/15/45	4,670	4,705,959
(AMT), 5.00%, 5/15/48	2,520	2,626,268
(AMT), 5.00%, 5/15/49	8,900	9,231,080
(AMT), 5.25%, 5/15/48	9,395	9,816,648
(AMT), 5.50%, 5/15/47	10,000	11,124,800
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	10,000	10,041,100
San Diego County Regional Airport Authority, CA:
5.00%, 7/1/47	5,770	6,046,556

Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA: (continued)
(AMT), 4.00%, 7/1/41	$1,000	$ 997,820
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/39	3,000	3,310,410
(AMT), 5.00%, 7/1/42	6,850	7,474,720
(AMT), 5.00%, 7/1/43	7,240	7,873,210
San Francisco City and County Airport Commission, CA, (AMT), 5.75%, 5/1/48	9,500	10,763,215
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/40	3,785	3,788,785
(AMT), 5.00%, 5/1/41	4,450	4,520,266
(AMT), 5.00%, 5/1/43	5,015	5,200,204
(AMT), 5.00%, 5/1/46	2,985	3,019,865
(AMT), 5.00%, 5/1/49	5,000	5,177,550
		$156,950,526
Water and Sewer — 7.7%
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/41	$12,325	$ 13,895,698
5.00%, 7/1/47	5,920	6,562,438
(SPA: Barclays Bank PLC), 3.77%, 7/1/45(3)	10,600	10,600,000
(SPA: TD Bank, N.A.), 3.85%, 7/1/50(3)	6,675	6,675,000
Los Angeles, CA, Wastewater System Revenue, Sustainability Bonds, 5.00%, 6/1/48	7,875	8,371,991
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,912,773
San Francisco, CA, Public Utilities Commission Water Revenue:
Green Bonds, 4.00%, 11/1/40	3,375	3,551,445
Green Bonds, 4.00%, 11/1/41	5,300	5,529,967
Green Bonds, 5.00%, 11/1/40	1,000	1,189,930
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	6,022,398
		$ 65,311,640
Total Tax-Exempt Municipal Obligations (identified cost $673,413,525)		$701,265,071

Taxable Municipal Obligations — 14.5%
Security	Principal Amount (000's omitted)	Value
Education — 4.3%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,710	$ 2,335,505
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	201,013
University of California:
3.063%, 7/1/25	3,825	3,733,544
5.36%, 7/1/41(4)	30,000	30,000,000
		$ 36,270,062
General Obligations — 2.1%
California, 5.222%, 3/1/24	$6,075	$ 6,072,934
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,555,344
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,715,660
Ohlone Community College District, CA, 2.243%, 8/1/33	220	177,758
Ojai Unified School District, CA, 2.019%, 8/1/31	480	397,339
Palmdale School District, CA, 1.67%, 8/1/29	500	428,620
Pasadena Area Community College District, CA, 5.30%, 8/1/24	4,070	4,082,902
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	788	430,398
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	957,248
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	809,944
		$ 17,628,147
Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,975,040
		$ 5,975,040
Housing — 0.3%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 525,667
3.20%, 6/15/56	3,685	2,101,408
		$ 2,627,075
Insured - General Obligations — 0.2%
Byron Union School District, CA:
(BAM), 2.10%, 8/1/30	$345	$ 296,997
(BAM), 2.20%, 8/1/31	380	321,069

Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 394,205
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	220,157
(BAM), 2.497%, 8/1/35	285	225,139
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	445	348,315
		$ 1,805,882
Insured - Lease Revenue/Certificates of Participation — 0.9%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,465,350
		$ 7,465,350
Insured - Special Tax Revenue — 0.3%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 873,330
(BAM), 2.307%, 9/1/31	1,500	1,236,285
Successor Agency to West Hollywood Community Development Commission, CA, (AGM), 1.847%, 9/1/29	385	330,827
		$ 2,440,442
Insured - Transportation — 0.9%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 5,886,084
(AMBAC), 0.00%, 10/1/27	740	621,311
(AMBAC), 0.00%, 10/1/28	1,010	805,657
		$ 7,313,052
Lease Revenue/Certificates of Participation — 0.1%
Downey, CA, Pension Obligation Bonds, 1.95%, 6/1/31	$185	$ 151,546
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	447,160
2.293%, 6/1/34	750	586,020
		$ 1,184,726
Other Revenue — 0.1%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$ 350,304
2.241%, 1/1/31	400	344,040
		$ 694,344
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.7%
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	$800	$ 755,584
San Jose Redevelopment Agency Successor Agency, CA, 3.375%, 8/1/34	5,000	4,498,200
Successor Agency to San Diego Redevelopment Agency, CA:
3.50%, 9/1/24	250	247,212
3.625%, 9/1/25	250	244,665
3.75%, 9/1/26	250	243,873
		$ 5,989,534
Water and Sewer — 3.9%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(4)	$32,700	$ 32,700,000
		$ 32,700,000
Total Taxable Municipal Obligations (identified cost $126,301,516)		$122,093,654

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,150	$ 1,128,644
Total Trust Units (identified cost $1,142,766)		$ 1,128,644
Total Investments — 98.7% (identified cost $809,498,967)		$832,671,016
Other Assets, Less Liabilities — 1.3%		$ 11,299,570
Net Assets — 100.0%		$843,970,586
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $19,060,609 or 2.3% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2023.

Eaton Vance
California Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,223,104	$ —	$ 2,223,104
Tax-Exempt Mortgage-Backed Securities	—	5,960,543	—	5,960,543
Tax-Exempt Municipal Obligations	—	701,265,071	—	701,265,071
Taxable Municipal Obligations	—	122,093,654	—	122,093,654
Trust Units	—	1,128,644	—	1,128,644
Total Investments	$ —	$832,671,016	$ —	$832,671,016
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.